20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	¥ 994,489	¥ 1,123,296
Prepaid expenses and other current assets	79,313	62,913
Total assets	4,944,255	6,753,504
Liabilities
Dividends payable	0	172,932
Total liabilities	4,580,631	6,873,117
Stockholders' equity
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 47,531,799 shares at December 31, 2017; issued and outstanding - 47,123,898 shares at December 31, 2016, respectively	336	327
Accumulated losses	(725,050)	(974,118)
Total stockholders' equity (deficit)	363,624	(119,613)
Total liabilities and stockholders' equity (deficit)	4,944,255	6,753,504
Fincera
Assets
Cash and cash equivalents	2,636	6,246
Prepaid expenses and other current assets	351	39
Investment in subsidiaries, continued operations	797,767	504,092
Due from subsidiaries	0	0
Total assets	800,754	510,377
Liabilities
Other payables and accrued liabilities	394	3,795
Due to subsidiaries	392,465	391,446
Due to Mr. Li	44,271	61,817
Dividends payable	0	172,932
Total liabilities	437,130	629,990
Stockholders' equity
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 47,531,799 shares at December 31, 2017; issued and outstanding - 47,123,898 shares at December 31, 2016, respectively	336	327
Additional paid-in capital	902,316	693,889
Accumulated losses	(539,028)	(813,829)
Total stockholders' equity (deficit)	363,624	(119,613)
Total liabilities and stockholders' equity (deficit)	¥ 800,754	¥ 510,377